Derivative Activities and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities [Line Items]
Accumulated other comprehensive income, before tax	$ 37,134
Accumulated other comprehensive income, net of taxes	23,223	51,846
Settlement of non-hedge derivative instruments	(37,274)	23,491	(45,490)
Rate reflecting nonperformance risk	1.50%	1.75%
Weighted-average rate of counterparties nonperformance risk	0.32%	3.38%
Fair value of derivative liabilities	5,605	12,259
Customer A
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues	19.60%	15.10%
Customer B
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues	13.90%	13.60%
Customer C
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues	12.70%	10.40%
Major Customer
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			20.30%
Senior Secured Revolving Credit Facility
Derivative Instruments And Hedging Activities [Line Items]
Credit facility, amount outstanding	25,000
Early settlement
Derivative Instruments And Hedging Activities [Line Items]
Settlement of non-hedge derivative instruments			$ 7,097